                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                                    811-750

Exact name of registrant as specified in charter:                      Delaware Group Equity Funds II

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David P. O'Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE LARGE CAP VALUE FUND
AUGUST 31, 2005

                                                                                                       NUMBER OF         MARKET
                                                                                                        SHARES           VALUE
COMMON STOCK- 98.47%
Consumer Discretionary - 5.85%
*Limited Brands                                                                                        1,862,800     $   40,944,344
*Mattel                                                                                                2,359,900         42,548,997
                                                                                                                     --------------
                                                                                                                         83,493,341
                                                                                                                     --------------
Consumer Staples - 12.16%
*Archer-Daniels-Midland                                                                                1,814,000         40,833,140
*ConAgra Foods                                                                                         1,927,600         44,007,108
Kimberly-Clark                                                                                           680,200         42,390,064
*Safeway                                                                                               1,951,400         46,306,722
                                                                                                                     --------------
                                                                                                                        173,537,034
Energy - 9.71%
Chevron                                                                                                  759,600         46,639,440
ConocoPhillips                                                                                           712,200         46,962,468
Exxon Mobil                                                                                              751,880         45,037,612
                                                                                                                     --------------
                                                                                                                        138,639,520
                                                                                                                     --------------
Financials - 25.09%
*Allstate                                                                                                756,500         42,522,865
*Aon                                                                                                   1,771,700         53,009,264
*Chubb                                                                                                   516,400         44,906,144
*Hartford Financial Services                                                                             575,900         42,069,495
*Huntington Bancshares                                                                                 1,759,900         42,220,001
Morgan Stanley                                                                                           836,300         42,542,581
*Wachovia                                                                                                881,200         43,725,144
*Washington Mutual                                                                                     1,132,700         47,097,666
                                                                                                                     --------------
                                                                                                                        358,093,160
                                                                                                                     --------------
Health Care - 17.63%
Abbott Laboratories                                                                                      930,100         41,975,413
Baxter International                                                                                   1,140,400         45,992,332
*Bristol-Myers Squibb                                                                                  1,767,600         43,253,172
Merck                                                                                                  1,340,200         37,833,846
Pfizer                                                                                                 1,529,185         38,948,342
Wyeth                                                                                                    954,200         43,692,818
                                                                                                                     --------------
                                                                                                                        251,695,923
                                                                                                                     --------------
Industrials - 6.24%
Boeing                                                                                                   673,100         45,111,162
Union Pacific                                                                                            643,300         43,918,091
                                                                                                                     --------------
                                                                                                                         89,029,253
                                                                                                                     --------------
Information Technology - 9.50%
Hewlett-Packard                                                                                        1,797,000         49,884,720
International Business Machines                                                                          577,300         46,541,926
*+Xerox                                                                                                2,926,500         39,244,365
                                                                                                                     --------------
                                                                                                                        135,671,011
                                                                                                                     --------------
Materials - 2.86%
Weyerhaeuser                                                                                             628,500         40,865,070
                                                                                                                     --------------
                                                                                                                         40,865,070
                                                                                                                     --------------
Telecommunications - 6.15%
*SBC Communications                                                                                    1,901,500         45,788,120
Verizon Communications                                                                                 1,285,000         42,032,350
                                                                                                                     --------------
                                                                                                                         87,820,470
                                                                                                                     --------------
Utilities - 3.28%
FPL Group                                                                                              1,085,100         46,756,959
                                                                                                                     --------------
                                                                                                                         46,756,959
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $1,343,007,474)                                                                              1,405,601,741
                                                                                                                     ==============

                                                                                                       PRINCIPAL         MARKET
                                                                                                        AMOUNT           VALUE
REPURCHASE AGREEMENTS - 1.42%
With BNP Paribas 3.51% 9/1/05
(dated 8/31/05, to be repurchased at $11,683,139,
collateralized by $12,076,000 U.S. Treasury
Bills due 1/12/06, market value $11,917,761)                                                          $11,682,000    $   11,682,000

With UBS Warburg 3.48% 9/1/05 (dated 8/31/05,
to be repurchased at $8,508,822,
collateralized by $2,736,000 U.S. Treasury Notes 3.13%
due 10/15/08, market value $2,709,816 and $5,672,000
U.S. Treasury Notes 6.50% due 10/15/06, market value
$5,977,156)                                                                                             8,508,000         8,508,000
                                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $20,190,000)                                                                           20,190,000
                                                                                                                     ==============

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.89%
   (cost $1,363,197,474)                                                                                              1,425,791,741
                                                                                                                     ==============
SECURITIES LENDING COLLATERAL** - 6.58%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                            1,961,734         1,962,026
Australia New Zealand 3.60% 10/2/06                                                                     2,651,204         2,650,663
Bank of New York
   3.54% 10/28/05                                                                                       1,325,418         1,325,352
   3.54% 4/4/06                                                                                         2,120,718         2,120,531
Bank of the West 3.49% 3/2/06                                                                           2,650,729         2,650,663
Barclays London
   3.55% 9/16/05                                                                                        2,650,645         2,650,663
   3.81% 11/28/05                                                                                       1,325,361         1,325,332
Bayerische Landesbank 3.66% 8/25/06                                                                     2,649,950         2,650,663
Bear Stearns
   3.60% 1/17/06                                                                                          530,247           530,314
   3.62% 2/28/06                                                                                        2,915,730         2,915,730
Beta Finance 3.58% 4/18/06                                                                              2,650,575         2,650,464
Calyon
   3.69% 11/3/05                                                                                        1,961,583         1,961,491
   3.77% 12/30/05                                                                                       1,864,224         1,862,077
CDC Financial Products 3.66% 9/30/05                                                                    3,445,862         3,445,862
Citigroup Global Markets
   3.60% 9/1/05                                                                                        13,051,598        13,051,598
   3.63% 9/7/05                                                                                         3,445,862         3,445,862
Commonwealth Bank Australia 3.61% 10/2/06                                                               2,650,971         2,650,663
Credit Swiss First Boston New York
   3.49% 12/29/05                                                                                         556,660           556,661
   3.56% 4/18/06                                                                                        2,863,005         2,862,716
Deutsche Bank London
   3.55% 9/20/05                                                                                        2,917,159         2,917,138
   3.76% 12/27/05                                                                                         795,468           795,298
Goldman Sachs 3.70% 8/31/06                                                                             2,915,730         2,915,730
Lehman Holdings 3.64% 12/23/05                                                                          2,651,009         2,652,252
Marshall & Ilsley Bank 3.44% 12/29/05                                                                   2,651,305         2,650,743
Merrill Lynch Mortgage Capital 3.66% 9/12/05                                                            3,445,862         3,445,862
National City Bank 3.56% 1/23/06                                                                        3,021,847         3,021,865
Nordea Bank Norge ASA 3.55% 10/2/06                                                                     2,650,907         2,650,663
Pfizer 3.52% 10/2/06                                                                                    2,544,655         2,544,637
Proctor & Gamble 3.34% 10/2/06                                                                          2,650,663         2,650,663
Royal Bank of Canada 3.78% 11/18/05                                                                     2,650,686         2,650,663
Royal Bank of Scotland 3.58% 10/2/06                                                                    2,650,798         2,650,663
Sigma Finance
   3.48% 9/30/05                                                                                        2,491,426         2,491,521
   3.55% 9/15/05                                                                                          530,153           530,137
   3.58% 3/16/06                                                                                          796,575           796,669
Washington Mutual Bank 3.49% 9/19/05                                                                    2,650,705         2,650,663
Wells Fargo 3.56% 10/2/06                                                                               2,649,998         2,650,663
                                                                                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL (cost $93,935,161)                                                                   93,935,161
                                                                                                                     ==============


TOTAL MARKET VALUE OF SECURITIES - 106.47%
   (cost $1,457,132,635)                                                                                              1,519,726,902o
OBLIGATION TO RETURN SECURITIES LENDING - (6.58%)**                                                                    (93,935,161)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.11%                                                       1,609,124
                                                                                                                     --------------
NET ASSETS APPLICABLE TO 76,065,119 SHARES OUTSTANDING - 100.00%                                                     $1,427,400,865
                                                                                                                     ==============

*Fully or partially on loan.
**See Note 3 in "Notes."
oIncludes $93,766,730 of securities loaned.
+Non-income producing security for the period ended August 31, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (formerly Delaware Decatur Equity Income Fund) (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds(R) pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Cost of investments                    $1,458,860,009
                                       --------------
Aggregate unrealized appreciation         114,368,292
Aggregate unrealized depreciation         (54,501,399)
                                       --------------
Net unrealized appreciation            $   59,866,893
                                       --------------

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $134,745,369 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $20,170,293 expires in 2007, $20,496,938 expires in 2008, $40,482,074 expires in 2009,
$38,177,581 expires in 2010 and $15,418,483 expires in 2011.

3.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2005, the market value of securities on loan was $93,766,730, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE VALUE FUND
AUGUST 31, 2005

                                                                                                         NUMBER OF     MARKET
                                                                                                         SHARES        VALUE
COMMON STOCK - 95.89%
Consumer Discretionary - 5.96%
Limited Brands                                                                                              241,000    $  5,297,180
Mattel                                                                                                      298,900       5,389,167
                                                                                                                       ------------
                                                                                                                         10,686,347
                                                                                                                       ------------
Consumer Staples - 12.03%
Archer-Daniels-Midland                                                                                      254,200       5,722,042
ConAgra Foods                                                                                               232,900       5,317,107
Kimberly-Clark                                                                                               83,000       5,172,560
Safeway                                                                                                     226,200       5,367,726
                                                                                                                       ------------
                                                                                                                         21,579,435
                                                                                                                       ------------
Energy - 9.48%
Chevron                                                                                                      91,200       5,599,680
ConocoPhillips                                                                                               91,200       6,013,728
Exxon Mobil                                                                                                  90,000       5,391,000
                                                                                                                       ------------
                                                                                                                         17,004,408
                                                                                                                       ------------
Financials - 23.53%
Allstate                                                                                                     91,300       5,131,973
Aon                                                                                                         208,900       6,250,288
Chubb                                                                                                        59,600       5,182,816
Hartford Financial Services                                                                                  69,700       5,091,585
Huntington Bancshares                                                                                       212,100       5,088,279
Morgan Stanley                                                                                               99,700       5,071,739
Wachovia                                                                                                    105,000       5,210,100
Washington Mutual                                                                                           124,500       5,176,710
                                                                                                                       ------------
                                                                                                                         42,203,490
                                                                                                                       ------------
Health Care - 17.78%
Abbott Laboratories                                                                                         116,500       5,257,645
Baxter International                                                                                        135,100       5,448,583
Bristol-Myers Squibb                                                                                        211,800       5,182,746
Merck                                                                                                       190,300       5,372,169
Pfizer                                                                                                      209,000       5,323,230
Wyeth                                                                                                       115,600       5,293,324
                                                                                                                       ------------
                                                                                                                         31,877,697
                                                                                                                       ------------
Industrials - 5.94%
Boeing                                                                                                       80,100       5,368,302
Union Pacific                                                                                                77,500       5,290,925
                                                                                                                       ------------
                                                                                                                         10,659,227
                                                                                                                       ------------
Information Technology - 9.33%
Hewlett-Packard                                                                                             216,700       6,015,592
International Business Machines                                                                              66,200       5,337,044
+Xerox                                                                                                      400,400       5,369,364
                                                                                                                       ------------
                                                                                                                         16,722,000
                                                                                                                       ------------
Materials - 2.85%
Weyerhaeuser                                                                                                 78,600       5,110,572
                                                                                                                       ------------
                                                                                                                          5,110,572
                                                                                                                       ------------
Telecommunications - 5.85%
SBC Communications                                                                                          216,300       5,208,504
Verizon Communications                                                                                      161,400       5,279,394
                                                                                                                       -------------
                                                                                                                         10,487,898
                                                                                                                       ------------
Utilities - 3.14%
FPL Group                                                                                                   130,500       5,623,245
                                                                                                                       ------------
                                                                                                                          5,623,245
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $158,773,792)                                                                                  171,954,319
                                                                                                                       ============

                                                                                                         PRINCIPAL
                                                                                                         AMOUNT
REPURCHASE AGREEMENTS - 3.61%
With BNP Paribas 3.51% 9/1/05
(dated 8/31/05, to be repurchased at $3,746,365,
collateralized by $3,872,000 U.S. Treasury
Bills due 1/12/06, market value $3,821,475)                                                              $3,746,000       3,746,000

With UBS Warburg 3.48% 9/1/05 (dated 8/31/05,
to be repurchased at $2,728,264,
collateralized by $877,000 U.S. Treasury Notes 3.13%
due 10/15/08, market value $868,913 and $1,819,000
U.S. Treasury Notes 6.50% due 10/15/06, market value
$1,916,598)                                                                                               2,728,000       2,728,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $6,474,000)                                                                             6,474,000
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 99.50%
   (cost $165,247,792)                                                                                                  178,428,319
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.50%                                                         892,763
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 15,928,414 SHARES OUTSTANDING - 100.00%                                                       $179,321,082
                                                                                                                       ============
+Non-income producing security for the period ended August 31, 2005.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds(R) pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Cost of investments                             $165,738,036
                                                ------------
Aggregate unrealized appreciation                 16,904,298
Aggregate unrealized depreciation                 (4,214,015)
                                                ------------
Net unrealized appreciation                     $ 12,690,283
                                                ------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds II;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds II;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS II


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005